BASIS OF PREPARATION AND PRESENTATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about impacts of COVID-19 [Table]
Temporary suspension, standby and other incremental COVID-19 costs	$ (40.5)	$ 0.0